Other Non Current Liabilities - Pension Assets at Fair Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Liabilities, Noncurrent [Abstract]
Share and other equity investments	$ 1,123	$ 1,214
Bonds and other security - fixed yield	3,402	1,289
Bonds held to maturity	1,261	1,889
Properties and real estate	1,279	1,207
Money market	78	668
Other	231	1,228
Total plan net assets at fair value	$ 7,374	$ 7,495	$ 9,286